SHORT-TERM AND LONG-TERM LOANS (Schedule of Short-term and Long-term Loans) (Details) - USD ($) $ in Thousands	Sep. 30, 2015	Dec. 31, 2014
SHORT-TERM AND LONG-TERM LOANS [Abstract]
Short-term loans	$ 172,750	$ 80,750
Long-term loans		$ 100,000